Trade and Notes Receivables - Summary of Ageing Analysis of Trade and Notes Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Trade and notes receivables	¥ 1,717	¥ 1,436
Within 90 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	1,615	1,354
91 to 180 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	33	52
181 to 365 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	39	11
Over 365 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	¥ 30	¥ 15